AXS Astoria Inflation Sensitive ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 75.8%
	AEROSPACE/DEFENSE — 4.7%
8,160	Airbus S.E.	$1,178,343
6,152	Rheinmetall A.G.	1,683,327
		2,861,670
	BANKS — 5.7%
94,252	Banco Bilbao Vizcaya Argentaria S.A.	723,093
69,887	HSBC Holdings PLC	552,386
212,157	NatWest Group PLC	649,500
98,082	Resona Holdings, Inc.	468,440
3,095	State Street Corp.	226,492
34,649	UniCredit S.p.A.	803,861
		3,423,772
	BUILDING MATERIALS — 3.3%
14,771	Builders FirstSource, Inc.*	2,008,856
	CHEMICALS — 3.4%
13,773	Nutrien Ltd.	814,046
23,972	Olin Corp.	1,231,921
		2,045,967
	COMMERCIAL SERVICES — 2.8%
741	MarketAxess Holdings, Inc.	193,712
3,313	United Rentals, Inc.	1,475,511
		1,669,223
	DISTRIBUTION/WHOLESALE — 5.1%
61,953	Sumitomo Corp.	1,303,484
2,278	W.W. Grainger, Inc.	1,796,408
		3,099,892
	DIVERSIFIED FINANCIAL SERVICES — 1.2%
806	Ameriprise Financial, Inc.	267,721
2,972	Interactive Brokers Group, Inc. - Class A	246,884
1,119	LPL Financial Holdings, Inc.	243,304
		757,909
	ELECTRONICS — 1.7%
26,017	ABB Ltd.	1,023,057
	HAND/MACHINE TOOLS — 2.6%
7,895	Lincoln Electric Holdings, Inc.	1,568,184
	IRON/STEEL — 9.1%
71,939	Fortescue Metals Group Ltd.	1,062,116

AXS Astoria Inflation Sensitive ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRON/STEEL (Continued)
9,783	Nucor Corp.	$1,604,216
3,907	Reliance Steel & Aluminum Co.	1,061,102
16,241	Steel Dynamics, Inc.	1,769,132
		5,496,566
	MACHINERY-DIVERSIFIED — 1.9%
8,622	AGCO Corp.	1,133,103
	MINING — 6.3%
34,912	BHP Group Ltd.	1,045,530
450,473	Pilbara Minerals Ltd.	1,466,303
20,770	Rio Tinto PLC	1,316,468
		3,828,301
	OIL & GAS — 23.2%
26,014	Canadian Natural Resources Ltd.	1,464,215
36,784	Devon Energy Corp.	1,778,139
15,964	EOG Resources, Inc.	1,826,920
112,569	Inpex Corp.	1,244,579
30,938	Ovintiv, Inc.	1,177,810
21,296	PDC Energy, Inc.	1,514,997
54,470	Suncor Energy, Inc.	1,599,625
24,402	Tourmaline Oil Corp.	1,151,085
11,452	Valero Energy Corp.	1,343,320
42,630	Woodside Energy Group Ltd.	977,292
		14,077,982
	PACKAGING & CONTAINERS — 2.2%
56,221	Graphic Packaging Holding Co.	1,350,991
	SEMICONDUCTORS — 2.6%
9,887	Disco Corp.	1,546,650
	TOTAL COMMON STOCKS
	(Cost $43,748,623)	45,892,123
	EXCHANGE-TRADED FUNDS — 23.7%
21,423	Aberdeen Standard Physical Precious Metals Basket Shares ETF*	1,858,660
17,164	iShares 0-5 Year TIPS Bond ETF	1,675,206
37,823	Schwab U.S. TIPS ETF	1,983,060
75,054	SPDR Bloomberg 1-10 Year TIPS ETF	1,385,497
58,676	SPDR Gold MiniShares Trust*	2,234,969
71,419	SPDR Portfolio TIPS ETF	1,845,467
35,408	Vanguard Short-Term Inflation-Protected Securities ETF	1,679,047

AXS Astoria Inflation Sensitive ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
100,454	WisdomTree Enhanced Commodity Strategy Fund	$1,713,745
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $14,633,093)	14,375,651
	TOTAL INVESTMENTS — 99.5%
	(Cost $58,381,716)	60,267,774
	Other Assets in Excess of Liabilities — 0.5%	276,917
	TOTAL NET ASSETS — 100.0%	$60,544,691

PLC – Public Limited Company
ETF – Exchange-Traded Fund

*Non-income producing security.